iShares®

iShares Trust

Supplement dated January 16, 2008

to the Prospectus dated November 9, 2007 for the iShares FTSE Developed Small Cap ex-North America Index Fund, to the Prospectus dated December 1, 2007 for the iShares FTSE/Xinhua China 25 Index Fund, to the Prospectus dated December 1, 2007 for the iShares MSCI EAFE Growth Index Fund, to the Prospectus dated December 7, 2007 for the iShares MSCI EAFE Small Cap Index Fund, to the Prospectus dated December 1, 2007 for the iShares MSCI EAFE Value Index Fund, to the Prospectus dated December 7, 2007 for the iShares MSCI Kokusai Index Fund, to the Prospectus dated November 9, 2007 for the iShares S&P Asia 50 Index Fund, to the Prospectus dated August 1, 2007 for the iShares S&P Series and to the Prospectus dated December 1, 2007 for the iShares S&P GSSI™/GSTI™ Series (each, a “Prospectus”)

The information in this Supplement updates information in and should be read in conjunction with the “Dividends and Distributions” section of the prospectus for each of the iShares funds listed below.

Beginning in 2008 dividends from net investment income, if any, will be declared and paid semi-annually by the iShares funds listed below. Net capital gains, if any, will continue to be distributed annually by these funds.

iShares FTSE Developed Small Cap ex-North America Index Fund

iShares FTSE/Xinhua China 25 Index Fund

iShares MSCI EAFE Growth Index Fund

iShares MSCI EAFE Small Cap Index Fund

iShares MSCI EAFE Value Index Fund

iShares MSCI Kokusai Index Fund

iShares S&P Asia 50 Index Fund

iShares S&P Europe 350 Index Fund

iShares S&P Global 100 Index Fund

iShares S&P Global Consumer Discretionary Sector Index Fund

iShares S&P Global Consumer Staples Sector Index Fund

iShares S&P Global Energy Sector Index Fund

iShares S&P Global Financials Sector Index Fund

iShares S&P Global Healthcare Sector Index Fund

iShares S&P GSSITM Natural Resources Index Fund

iShares S&P GSTITM Networking Index Fund

iShares S&P GSTITM Semiconductor Index Fund

iShares S&P GSTITM Software Index Fund

iShares S&P GSTITM Technology Index Fund

iShares S&P Global Infrastructure Index Fund

iShares S&P Global Industrials Sector Index Fund

iShares S&P Global Materials Sector Index Fund

iShares S&P Global Technology Sector Index Fund

iShares S&P Global Telecommunications Sector Index Fund

iShares S&P Global Utilities Sector Index Fund

iShares S&P TOPIX 150 Index Fund

iShares S&P Latin America 40 Index Fund

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-600-01008

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